Segment Reporting - Schedule of Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount	$ 1,397	$ 1,854	$ 3,480	$ 4,590	$ 5,811	$ 4,680
Revenue earned, Percent	80.00%	83.00%	70.00%	84.00%	82.00%	87.00%
Revenue earned from the U.S. Department of Energy [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount					$ 1,529	$ 1,166
Revenue earned, Percent					22.00%	22.00%
Revenue earned from the CPCCO [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount					$ 2,792	$ 2,334
Revenue earned, Percent					39.00%	43.00%
Revenue earned from the WRPS [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount					$ 1,490	$ 1,180
Revenue earned, Percent					21.00%	22.00%